Loans and Borrowings (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Loans and Borrowings [Line Items]
Loan repayment		$ (347)
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest expenses paid			$ 4,706
Bears interest, percentage	18.00%
Interest expense	$ 1,180		3,422
Accrued interest	40,018		38,838
Loan [Member]
Loans and Borrowings [Line Items]
Loan repayment			102,585
Holigen [Member]
Loans and Borrowings [Line Items]
Loan received | €					€ 124,890
Loan balance	$ 142,462		146,614
Arm’s Length [Member]
Loans and Borrowings [Line Items]
Loan received								$ 65,507	$ 86,880
Bears interest, percentage	7.00%
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received								$ 77,450	$ 105,000
Bears interest, percentage	7.00%
Arm’s Length [Member] | Loan [Member]
Loans and Borrowings [Line Items]
Loan received	$ 171,247			$ 237,061
Bears interest, percentage	12.00%
Interest expense	$ 28,069
Accrued interest	390,414		$ 373,051
Bears interest	100,000			137,061
Non-interest bearing	$ 71,247			$ 100,000
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Additional loans						$ 65,282	$ 87,133